Operating Lease and Asset Retirement Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Leases [Abstract]
Rent expense under operating leases, including insignificant amounts of contingent rental payments	$ 22,700,000	$ 22,900,000	$ 28,700,000
Asset retirement obligations	$ 0	$ 0